Income Taxes (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Provision for (Recovery of) Income Taxes
The provision for (recovery of) income taxes is comprised of the following:

Provision for (Recovery of) Income Taxes
(millions of Canadian dollars)	For the years ended October 31
	2023	2022
Provision for (recovery of) income taxes – Consolidated Statement of Income
Current income taxes
Provision for (recovery of) income taxes for the current period	$3,244	$3,793
Adjustments in respect of prior years and other 1	1,180	(309)

Total current income taxes	4,424	3,484
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	(606)	213
Effect of changes in tax rates	(74)	43
Adjustments in respect of prior years and other	(576)	246

Total deferred income taxes	(1,256)	502

Total provision for (recovery of) income taxes – Consolidated Statement of Income	3,168	3,986
Provision for (recovery of) income taxes – Statement of Other Comprehensive Income
Current income taxes	65	(3,189)
Deferred income taxes	(452)	(423)

Total provision for (recovery of) income taxes – Statement of Other Comprehensive Income	(387)	(3,612)
Income taxes – other items including business combinations and other adjustments
Current income taxes	(188)	31
Deferred income taxes	(91)	(15)

	(279)	16
Total provision for (recovery of) income taxes	2,502	390
Current income taxes
Federal	2,099	(129)
Provincial	1,380	(36)
Foreign	822	491

	4,301	326
Deferred income taxes
Federal	(766)	395
Provincial	(453)	263
Foreign	(580)	(594)

	(1,799)	64
Total provision for (recovery of) income taxes	$2,502	$390

1	Includes the $585 million impact to provision for income taxes as discussed in the Implementation of the Canada Recovery Dividend and Change in Corporate Tax Rate section below.

Summary of Reconciliation to Statutory Income Tax Rate
The Bank’s statutory and effective tax rate is outlined in the following table.

Reconciliation to Statutory Income Tax Rate
(millions of Canadian dollars, except as noted)	2023			2022
Income taxes at Canadian statutory income tax rate	$3,631	27.7%	$5,363	26.3%
Increase (decrease) resulting from:
Dividends received	(109)	(0.8)	(123)	(0.6)
Rate differentials on international operations	(952)	(7.3)	(1,117)	(5.5)
Other – net 1	598	4.6	(137)	(0.7)
Provision for income taxes and effective income tax rate	$3,168	24.2%	$3,986	19.5%

1	Includes the $585 million impact to provision for income taxes as discussed in the Implementation of the Canada Recovery Dividend and Change in Corporate Tax Rate section below.

Summary of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities comprise of the following:

Deferred Tax Assets and Liabilities
(millions of Canadian dollars)	As at
	October 31 2023	October 31 2022
Deferred tax assets
Allowance for credit losses	$1,466	$1,339
Trading loans	30	28
Employee benefits	867	757
Losses available for carry forward	127	62
Tax credits	46	41
Land, buildings, equipment, other depreciable assets, and right-of-use assets	471	280
Securities	314	–

Other 1	1,015	257

Total deferred tax assets	4,336	2,764
Deferred tax liabilities
Securities	–	195
Pensions	158	184
Deferred (income) expense	238	227
Intangibles	10	47

Goodwill	174	154

Total deferred tax liabilities	580	807

Net deferred tax assets	3,756	1,957
Reflected on the Consolidated Balance Sheet as follows:
Deferred tax assets	3,960	2,193

Deferred tax liabilities 2	204	236
Net deferred tax assets	$3,756	$1,957

1	Includes the deferred tax impact of the Stanford litigation provision. Refer to Note 26 for further details.
2	Included in Other liabilities on the Consolidated Balance Sheet.

Summary of Deferred Income Tax Expense (Recovery)
The movement in the net deferred tax asset for the years ended October 31, 2023
and
October 31, 2022, was as follows:

Deferred Income Tax Expense (Recovery)
(millions of Canadian dollars)	For the years ended October 31
	2023				2022
	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total
Deferred income tax expense (recovery)

Allowance for credit losses	$(127)	$–	$–	$(127)	$32	$–	$–	$32
Trading loans	(2)	–	–	(2)	7	–	–	7
Employee benefits	(9)	12	(113)	(110)	55	51	–	106
Losses available for carry forward	(53)	–	(12)	(65)	7	–	–	7
Tax credits	(5)	–	–	(5)	(6)	–	–	(6)
Land, buildings, equipment, other depreciable assets, and right-of-use assets	(194)	–	3	(191)	(134)	–	–	(134)
Other deferred tax assets	(704)	–	(54)	(758)	(12)	–	(15)	(27)
Securities	(66)	(443)	–	(509)	251	(713)	–	(462)
Pensions	(5)	(21)	–	(26)	(130)	239	–	109
Deferred (income) expense	11	–	–	11	179	–	–	179
Intangibles	(122)	–	85	(37)	229	–	–	229

Goodwill	20	–	–	20	24	–	–	24
Total deferred income tax expense (recovery)	$(1,256)	$(452)	$(91)	$(1,799)	$502	$ (423)	$ (15)	$64